Summary of significant accounting policies - Guarantee liabilities and Financial guarantee derivative (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Guarantee liabilities	¥ 61,906,509	$ 8,719,349	¥ 0	¥ 0	¥ 9,789,626
ZhongAn
Summary of significant accounting policies
Period for compensation in case of default by borrowers	2 days